BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of reconciliation of common stock reflected in the condensed balance sheet (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accretion of carrying value to redemption value		$ (18,011,489)
Common stock subject to possible redemption	$ 128,397,500	128,397,500
Common stock subject to redemption
Gross proceeds	126,500,000	126,500,000
Proceeds allocated to Public Warrants	(15,180,000)	(15,180,000)
Issuance costs allocated to common stock	(933,989)	(933,989)
Accretion of carrying value to redemption value	18,011,489	18,011,489
Common stock subject to possible redemption	$ 128,397,500	$ 128,397,500